Long-Term Debt - Schedule of Long-Term Debt (Details) (10-K) (Parenthetical) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018
Senior Secured Amortizing Credit Facility [Member]
Net of deferred financing costs	$ 22,098	$ 22,737		$ 25,293
Employee Benefits, Solutions, LLC, and US Benefits Alliance [Member]
Net of deferred financing costs	17,935	19,044	$ 21,263
Southwestern Montana Financial Center, Inc. [Member]
Net of deferred financing costs	15,243	16,685
Fortman Insurance Agency, LLC [Member]
Net of deferred financing costs	51,385	54,293
Altruis Benefits Consulting, LLC [Member]
Net of deferred financing costs	$ 60,623	$ 65,968